SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION [Abstract]
Share Options Activity
A summary of share options activity for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Number of Share Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Years	Aggregate Intrinsic Value US$
Outstanding at January 1, 2019	21,036,130	1.03	5.60	27,246,206
Granted	580,000	2.21
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2019	21,616,130	1.07	4.69	28,639,946
Granted	-	-
Exercised	-	-
Forfeited	(2,640,000)	1.66
Expired	-	-
Outstanding at December 31, 2020	18,976,130	0.98	3.56	24,410,306
Granted	-	-
Exercised	-	-
Forfeited	(5,492,000)	1.42
Expired	(593,000)	1.19
Outstanding at December 31, 2021	12,891,130	0.79
Modification of option as of 30/12/2021	9,225,271	1.10
Outstanding at December 31, 2021	9,225,271	1.10	2.60	42,799,081
Expected to vest at December 31, 2021	486,623	2.86	5.02	1,399,353
Exercisable as of December 31, 2021	8,738,648	1.00	2.46	41,399,727

Fair Value Assumptions	The assumptions used in the valuation model are summarized in the following table.

	For the Year Ended December 31,
	2021		2020	2019
	Modification	Before Modification
Expected volatility	58.09%-91.85%	82.33%-93.48%	82.33%-93.48%	82.33%-93.48%
Expected dividends yield	0%	0%	0%	0%
Risk-free interest rate per annum	0.06%-1.36%	1.84%-2.40%	1.84%-2.40%	1.84%-2.40%
The fair value of underlying ordinary shares (per share)	US$5.74	US$1.21-US$2.92	US$1.21-US$2.92	US$1.21-US$2.92